Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of the Income Tax Expense

The current and deferred portions of the income tax expense included in the unaudited condensed consolidated statements of operations and comprehensive loss as determined in accordance with ASC 740 are as follows:

	For the Six Months Ended June 30,
	2026	2025	2024
Current income tax benefits
Hong Kong	$—	$—	$—
Foreign	—	—	—
	—	—	—
Deferred income tax benefits
Hong Kong	—	54,143	43,363
Foreign	—	—	—
	—	54,143	43,363
Total income tax benefits	$—	$54,143	$43,363

Schedule of Expected Income Tax Expenses

A reconciliation of the difference between the expected income tax expenses computed at Hong Kong income tax rate of 16.5% and the Group’s reported income tax expense is shown in the following table:

	For the six months ended June 30,
	2026	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)
Loss before income taxes	$648,698	$617,290	$261,486
Income tax benefits at foreign taxes	—	—	—
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Computed income tax benefit with Hong Kong statutory income tax rate	$107,035	$101,853	$43,146
Tax effects by locations:
Hong Kong
Non-taxable income	3	5	217
Non-deductible expenses	(421)	—	—
Singapore
Non-deductible expenses(2)	(73,731)	—	—
Cayman Islands
Non-taxable income(1)	310,559	—	—
Non-deductible expenses(2)	(295,752)	(47,715)	—
BVI
Non-deductible expenses	(999)	—	—
Changes in valuation allowance	(46,694)	—	—
Income tax benefits	$—	$54,143	$43,363

(1)	Non-taxable income for the six months ended June 30, 2026 mainly represented unrealized gains on investment in equity securities, resulting from investment in ASP LLC.

(2)

Non-deductible expenses for the six months ended June 30, 2026 primarily represented (i) unrealized losses on digital assets; (ii) unrealized losses on investment in equity securities, resulting from investment in DV8 Public Company Limited; and (iii) the professional fees and other expenses incurred by foreign entities.

Non-deductible expenses for the six months ended June 30, 2025 mainly represented expenses incurred by the Company. Since the Company is a holding company with no operations, the expenses were not allowed to be carried forward and set off profits in subsequent periods according to Hong Kong tax laws.

Schedule of Statutory Tax Rate to the Group’s Effective Tax Rate

The following table reconciles the statutory tax rate to the Group’s effective tax rate for the six months ended June 30, 2026, 2025 and 2024:

	For the six months ended June 30,
	2026	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)
Foreign taxes rate	0.0%	0.0%	0.0%
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Tax effects by locations:
Hong Kong
Non-taxable income	—	—	0.1%
Non-deductible expenses	—	—	—
Singapore
Non-deductible expenses	(11.4)%	—	—
Cayman Islands
Non-taxable income	47.9%	—	—
Non-deductible expenses	(45.6)%	(7.7)%	—
BVI
Non-deductible expenses	(0.2)%	—	—
Changes in valuation allowance	(7.2)%	—	—
Income tax benefits	—	8.8%	16.6%

Schedule of Deferred Tax Assets and Liabilities	Components of the Group’s deferred tax assets and liabilities are as follows:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Deferred tax assets:
Allowance for credit loss	$11,290	$10,931
Depreciation of property and equipment	1,539	1,678
Write-downs of inventories	173,299	157,186
Net operating losses carry forwards*	145,321	117,213
Total deferred tax assets	$331,449	$287,008
Less: deferred tax assets valuation allowance	(331,449)	(287,008)
Total deferred tax assets, net	—	—

*	The net operating losses carry forwards of the entity in Hong Kong are $880,735 and $710,383 as of June 30, 2026 and December 31, 2025, respectively, which can be carried forward without an expiration date. As of June 30, 2026 and December 31, 2025, a full valuation allowance was recognized against the Group’s deferred tax assets, as the Group expects that it will not generate sufficient taxable profits in the future to utilize these net operating losses.

Movement of the Group’s deferred tax assets during the years is as follows:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Beginning balance	$—	$159,704
Deferred income tax benefit recognized during the period/year	46,694	127,423
Deferred tax assets valuation allowance	(46,694)	(286,555)
Exchange rate differences	—	(572)
Ending balance	$—	$—